Retirement Benefit Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure - Defined contribution plan
Incurred expense for defined contribution arrangements	$ 13,000	$ 11,000	$ 13,000
Zurich Plan
Funded status:
Unfunded pension obligation at beginning of year	64,342	57,941
Change in pension obligation:
Service cost	7,203	7,510
Interest cost	1,366	1,295
Plan participants’ contributions	2,938	2,905
Actuarial loss	(9,439)	1,483
Plan amendments	(19,945)	0
Benefits paid	(4,901)	(2,097)
Foreign currency adjustments	(584)	7,489
Change in pension obligation	(23,362)	18,585
Change in fair value of plan assets:
Actual return on plan assets	958	1,131
Employer contributions	5,245	5,361
Plan participants’ contributions	2,938	2,905
Benefits paid	(4,901)	(2,097)
Foreign currency adjustments	(365)	4,884
Change in fair value of plan assets	3,875	12,184
Funded status:
Unfunded pension obligation at end of year	37,105	64,342	$ 57,941
Additional information:
Projected benefit obligation at end of year	161,792	185,154
Accumulated pension obligation at end of year	$ 152,681	$ 172,806
Pension obligation - assumptions used
Discount rate	1.00%	0.75%	0.75%
Rate of compensation increase	2.25%	2.25%	2.00%
Net periodic benefit cost - assumptions used
Discount rate	0.75%	0.75%	1.00%
Expected return on plan assets	0.75%	0.75%	1.00%
Rate of compensation increase	2.25%	2.00%	2.25%
Defined Benefit Plan Estimated Future Benefit Payments Abstract
2019	$ 4,573
2020	4,703
2021	5,952
2022	5,884
2023	6,353
2024 to 2028	38,437
Significant other observable inputs (Level 2) | Insured Funds [Member] | Zurich Plan
Additional information:
Fair value of plan assets at end of year	$ 124,687	$ 120,812
Minimum
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plans, Accumulated Benefits, Vesting Period	0 years	0 years	0 years
Maximum
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plans, Accumulated Benefits, Vesting Period	4 years	4 years	4 years